INVESTMENTS - Investment funds (Balance sheet data) (Details) ¥ in Millions, $ in Millions	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Balance sheet data of equity method investments:
Current assets	¥ 121,050	$ 17,309	¥ 112,120
Current liabilities	78,169	11,177	74,010
Non-controlling interests	1,651	$ 236	932
Equity investments | Equity Method Investment, Nonconsolidated Investee or Group of Investees
Balance sheet data of equity method investments:
Current assets	95,256		82,554	¥ 67,149
Long-term assets	55,181		58,598	55,097
Current liabilities	72,526		63,397	54,235
Long-term liabilities	31,335		23,413	19,721
Non-controlling interests	¥ 1,183		¥ 1,117	¥ 238